Share capital, Share Capital and Share Premium (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2022
Share Capital [Abstract]
Number of shares issued (in shares)		512,563,532	506,820,170		503,388,593
Share capital		$ 1,093,055		$ 1,093,055
Effect of re-domiciliation		$ 0
Common Shares [Member]
Share Capital [Abstract]
Number of shares issued (in shares)		512,563,532	506,820,170	512,563,532	503,388,593
Share capital		$ 1,093,055	$ 1,049,918	$ 1,093,055	$ 1,029,031
Issuance of shares (in shares)		5,743,362	3,431,577
Issuance of shares		$ 43,137	$ 20,887
Effect of re-domiciliation	[1]	0
Share Capital [Member]
Share Capital [Abstract]
Effect of re-domiciliation		1,087,929
Share Capital [Member] | Common Shares [Member]
Share Capital [Abstract]
Share capital		1,093,055	5,069	1,093,055	5,035
Issuance of shares		57	34
Effect of re-domiciliation	[1]	1,087,929
Share Premium [Member]
Share Capital [Abstract]
Effect of re-domiciliation		(1,087,929)
Share Premium [Member] | Common Shares [Member]
Share Capital [Abstract]
Share capital		0	1,044,849	$ 0	$ 1,023,996
Issuance of shares		43,080	$ 20,853
Effect of re-domiciliation	[1]	$ (1,087,929)

[1]	Subsequent to the re-domiciliation of the Company to Singapore, the issued common shares no longer have any par value and the share premium recognised in the financial year ended 2024 has been subsequently reclassed to share capital.